Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
2025	$ 8,199
2026	13,471
2027	10,045
2028	4,430
2029	4,480
Thereafter	17,377
Total	58,002	$ 51,480
Parent Company
Debt Instrument [Line Items]
2025	2,106
2026	3,917
2027	4,757
2028	4,402
2029	4,472
Thereafter	15,603
Total	$ 35,257	$ 34,332